Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2024	2023
Cash and bank balances	Ps. 3,300	Ps. 6,101
Cash equivalents (see Note 3.5)	29,479	24,959
Total	Ps. 32,779	Ps. 31,060